Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Differences
Receivables	$ 775,000
Property, plant, and equipment and intangibles	2,216,000	1,541,000	538,000
Financing cost	5,948,000	1,376,000	1,178,000
Inventory	1,373,000
Allowance for doubtful accounts	714,000
Allowable capital losses	39,000	38,000	196,000
Non-capital losses available for future periods	30,491,000	20,708,000	14,991,000
Canada [Member]
Temporary Differences
Non-capital losses available for future periods	18,553,000	10,160,000	6,806,000
Israel [Member]
Temporary Differences
Non-capital losses available for future periods	$ 11,938,000	$ 10,548,000	$ 8,185,000